Annual Operating Expenses {- Moderate with Income Allocation Fund} - NF_05.31 Equity Asset Allocation Funds_Combo PRO-01 - Moderate with Income Allocation Fund - Moderate with Income Allocation Fund	Feb. 09, 2022
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.03%	[1]
Total annual operating expenses	0.13%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.03%

[1]	(a)Based on estimated amounts for the current fiscal year.
[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.